Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of net revenue
The following tables summarize previously reported revenues for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Agriculture	$14,721	$10,923	$10,959
Construction	3,081	2,170	2,768
Commercial and Specialty Vehicles	12,160	9,421	10,439
Powertrain	4,419	3,629	4,117
Eliminations and Other	(2,759)	(1,858)	(2,134)
Total Industrial Activities	31,622	24,285	26,149
Financial Services	1,870	1,823	2,011
Eliminations and Other	(64)	(76)	(81)
Total Revenues	$33,428	$26,032	$28,079
The following highlights revenues earned from external customers in the rest of the world by destination:

	2021	2020	2019
	(in millions)
United States	$6,600	$5,191	$5,610
Italy	3,261	2,673	3,253
France	3,344	2,840	3,030
Brazil	3,164	1,937	2,105
Germany	2,148	1,765	1,875
Canada	1,373	941	1,087
Australia	1,074	824	739
Spain	1,036	751	987
Argentina	791	522	509
Poland	845	576	604
Other	8,759	7,235	7,392
Total Revenues from external customers in the rest of world	$32,395	$25,255	$27,191

Summary of disaggregation of revenue
The following table disaggregates previously reported revenues by major source for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Revenues from:
Sales of goods	$30,613	$23,333	$25,103
Rendering of services and other revenues	688	637	660
Rents and other income on assets sold with a buy-back commitment	321	315	386
Revenues from sales of goods and services	$31,622	$24,285	$26,149
Finance and interest income	986	988	1,164
Rents and other income on operating lease	820	759	766
Finance, interest and other income	$1,806	$1,747	$1,930
Total Revenues	$33,428	$26,032	$28,079